Summary of Non-Vested (Restricted) Stock Activity (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value, Granted	$ 69.66	$ 63.87	$ 49.43
Non-Vested (Restricted) Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Non-vested beginning balance	2,261,948
Shares, Granted	111,301
Shares, Vested
Shares, Forfeited
Shares, Non-vested ending balance	2,373,249
Weighted-Average Grant Date Fair Value, Non-vested beginning balance	$ 37.23
Weighted-Average Grant Date Fair Value, Granted	$ 69.66
Weighted-Average Grant Date Fair Value, Vested
Weighted-Average Grant Date Fair Value, Forfeited
Weighted-Average Grant Date Fair Value, Non-vested ending balance	$ 38.75